FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2024
FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS
5.     FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS

Financial risk factors

The Group is exposed to various market risks including cryptocurrency risk, interest rate risk, investment risk and foreign currency risk, as well as credit risk and liquidity risk associated with financial assets and liabilities. The Group has designed and implemented various risk management strategies, which are the same as those discussed in the Annual Financial Statements, to ensure the exposure to these risks is consistent with its risk tolerance and business objectives.

Liquidity risk

The following is the maturity profile of the Group’s financial liabilities which expose the Group to liquidity risk based on contractual undiscounted payments:

	At June 30, 2024
In thousands of USD	Within 1 year or on demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years	Total	Carrying amount at June 30
Trade payables	36,166	-	-	-	36,166	36,166
Other payables and accruals	33,570	-	-	-	33,570	33,570
Amounts due to a related party	3,380	-	-	-	3,380	3,380
Borrowings	-	23,000	15,000	-	38,000	37,828
Lease liabilities	8,254	8,722	26,085	60,676	103,737	79,362
	81,370	31,722	41,085	60,676	214,853	190,306

	At December 31, 2023
In thousands of USD	Within 1 year or on demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years	Total	Carrying amount at December 31
Trade payables	32,484	-	-	-	32,484	32,484
Other payables and accruals	32,151	-	-	-	32,151	32,151
Amounts due to a related party	33	-	-	-	33	33
Borrowings	-	23,000	-	-	23,000	22,618
Lease liabilities	7,835	7,787	22,217	48,862	86,701	70,211
	72,503	30,787	22,217	48,862	174,369	157,497

Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair values are estimated at a specific point in time, by discounting expected cash flows at rates for assets and liabilities of the same remaining maturities and conditions. These estimates are subjective in nature and involve uncertainties and significant judgment, and therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques:

•	Level 1 valuation: unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

•	Level 2 valuation: inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly.

•	Level 3 valuation: fair value measured using significant unobservable inputs.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

As of June 30, 2024 and December 31, 2023, except for the investments in financial assets at fair value through profit or loss, cryptocurrency-settled receivables and payables, USDC, and derivative liabilities, substantially all of the Group’s financial assets and financial liabilities are carried at amortized costs and the carrying amounts approximate their fair values.

The fair value of financial instruments traded in active markets is determined with reference to quoted market prices at the end of the reporting period. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis. These instruments are included in level 1.

The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required for evaluating the fair value of a financial instrument are observable, the instrument is included in level 2. If one or more of the significant inputs are not based on observable market data, the instrument is included in level 3.

The Group’s finance department performs valuations of financial instruments. The finance department reports directly to the chief financial officer and discusses valuation processes and results with the chief financial officer in order to comply with the Group’s accounting and reporting requirements.

The valuation procedures applied include consideration of recent transactions in the same security or financial instrument, recent financing of the investee companies, economic and market conditions, current and projected financial performance of the investee companies, and the investee companies’ management team as well as potential future strategies to realize the investments. Certain information used in the valuation procedures is obtained through the assistance of independent third-party valuation firm.

The fair value measurement hierarchy for the Group’s financial instruments measured at fair value is as follows:

In thousands of USD	Valuation technique(s) and key input	June 30, 2024	Level 1	Level 2	Level 3
USDC	Quoted price	3	3	-	-
Cryptocurrency-settled receivables	Quoted price	1,002	1,002	-	-
Investment A, B, D, and E in unlisted equity instrument	Net asset value	24,921	-	-	24,921
Investment F, I and J in unlisted equity instrument	Recent transaction price	2,849	-	-	2,849
Investment C in unlisted equity instrument	Market calibration method	9,969	-	-	9,969
Investment G in unlisted debt instrument	Net asset value	1,000	-	-	1,000
Investment H in unlisted debt instrument	Recent transaction price	3,000	-	-	3,000
Cryptocurrency-settled payables	Quoted price	9,824	9,824	-	-
Derivative liabilities	Option pricing model	25,336	-	-	25,336

In thousands of USD	Valuation technique(s) and key input	December 31, 2023	Level 1	Level 2	Level 3
USDC	Quoted price	35	35	-	-
Cryptocurrency-settled receivables	Quoted price	1,892	1,892	-	-
Investment A, B, D and E in unlisted equity instrument	Net asset value	23,375	-	-	23,375
Investment F in unlisted equity instrument	Recent transaction price	400	-	-	400
Investment C in unlisted equity instrument	Market calibration method	10,000	-	-	10,000
Investment G in unlisted debt instrument	Net asset value	1,000	-	-	1,000
Investment H in unlisted debt instrument	Recent transaction price	3,000	-	-	3,000
Cryptocurrency-settled payables	Quoted price	5,636	5,636	-	-

During the periods ended June 30, 2024 and 2023, there was no transfer between levels. Transfer between levels of the fair value hierarchy, if any, are deemed to occur at the end of each reporting period.

The following table presents the changes in level 3 financial instruments for the periods ended June 30, 2024 and 2023:

In thousands of USD	Unlisted equity instruments and debt instruments	Derivative liabilities
At January 1, 2024	37,775	-
Additions	2,524	11,106
Disposals	-	-
Net fair value changes recognized in profit or loss	1,440	14,230
At June 30, 2024	41,739	25,336

At January 1, 2023	60,959	-
Additions	1,400	-
Disposals	(31,111)	-
Net fair value changes recognized in profit or loss	2,238	-
At June 30, 2023	33,486	-